Investments - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	$ 4,293,492	$ 4,023,107
Gross unrealized, gains	629,164	413,819
Gross unrealized, losses	(3,782)	(2,564)
Fair value	4,918,874	4,434,362
U.S. government and agencies
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	134,490	43,280
Gross unrealized, gains	10,415	9,534
Gross unrealized, losses	0	0
Fair value	144,905	52,814
Municipal
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	402,728	433,038
Gross unrealized, gains	141,825	119,242
Gross unrealized, losses	0	0
Fair value	544,553	552,280
Corporate
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	3,685,510	3,400,471
Gross unrealized, gains	471,999	277,338
Gross unrealized, losses	(3,782)	(2,564)
Fair value	4,153,727	3,675,245
Foreign government
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	67,435	133,635
Gross unrealized, gains	4,652	6,531
Gross unrealized, losses	0	0
Fair value	72,087	140,166
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized cost, net	3,329	12,683
Gross unrealized, gains	273	1,174
Gross unrealized, losses	0	0
Fair value	$ 3,602	$ 13,857